Business Combinations and Divestitures (Details 4) (USD $)	3 Months Ended		12 Months Ended				4 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2012	Dec. 31, 2011 Donlen Corporation	Dec. 31, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Nov. 19, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Acquisition related costs Donlen Corporation	Dec. 31, 2010 Acquisition related costs Donlen Corporation	Dec. 31, 2011 Acquisition related costs Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Deferred Revenue Eliminated Donlen Corporation	Dec. 31, 2010 Deferred Revenue Eliminated Donlen Corporation	Dec. 31, 2011 Deferred Income Eliminated Donlen Corporation	Dec. 31, 2010 Deferred Income Eliminated Donlen Corporation
Business Acquisition, Pro Forma Information [Abstract]
Revenue of acquiree since acquisition date, actual							$ 142,700,000	$ 170,600,000
Earnings or loss of acquiree since acquisition date							2,000,000	(25,900,000)
Pro forma revenue		2,257,400,000	10,193,300,000	9,920,300,000	7,904,300,000										3,200,000	8,700,000
Pro forma net income (loss)		(33,000,000)	441,800,000	235,100,000	(48,600,000)							(6,100,000)	(6,100,000)				(2,000,000)	(5,300,000)
Amortization of other intangible assets	30,499,000	19,166,000	84,096,000	70,039,000	64,713,000				38,900,000	44,400,000
Interest expense	163,248,000	149,489,000	597,788,000	650,254,000	726,539,000				72,700,000	79,100,000
Labor and Related Expense														46,700,000
Per share price											$ 87.50
Cash and equivalents acquired in acquisition											404,000,000
Aggregate maximum borrowings						$ 1,950,000,000
Pro Forma Adjustments, Assumed Tax Rate									39.00%